Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Entity Registrant Name	Immunome Inc.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001472012
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-39580
Entity Tax Identification Number	77-0694340
Entity Address, Address Line One	18702 N. Creek Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	939-7410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	IMNM
Entity Emerging Growth Company	false